Net Loss Per Share (Details) - Schedule of Potentially Dilutive Securities Have Been Excluded from the Computation of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Securities Have Been Excluded from the Computation of Diluted Net Loss Per Share [Abstract]
Stock options	1,967,734	263,000
Series A Preferred Stock (as converted to common stock)	3,913,043
Warrants to purchase common stock	14,166,666
Contingent Sponsor Shares	1,000,000
Total	21,047,443	263,000